OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses	$ 896	$ 598
Employees and institutions	359	259
Accounts Payable, Other, Current	$ 1,255	$ 857